August 30, 2007




U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, DC 20549


Re:  Vanguard Bond Index Funds (the Trust)
     File No.  33-6001
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Commissioners:


Enclosed is the 46th Post-Effective Amendment of the Registration Statement on Form N-1A for the Trust, which we are filing pursuant to Rule 485(a) under the Securities Act of 1933.The purposes of this Amendment are: 1) to reorganize Vanguard Inflation-Protected Securities Fund, which is currently (but following the reorganization, will no longer be) a series of Vanguard Fixed Income Securities Fund into a newly created series of the Trust, and 2) to include a number of nonmaterial editorial changes.

Pursuant to Rule 485(a), we have designated an effective date of November 13, 2007. Prior to the effective date of the Amendment, Vanguard will submit a Rule 485(b) filing that will include text addressing any SEC staff comments. Pursuant to Rule 485(d)(2), the 485(b) filing will designate as its effective date the same date which we have designated for this 485(a) filing.

Please contact me at (610) 669-1538 with any questions or comments that you have concerning the enclosed Amendment.




Sincerely,





Judith L. Gaines
Associate Counsel
The Vanguard Group, Inc.


cc: Christian Sandoe, Esq.
  Securities & Exchange Commission